Intangible Assets (Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Goodwill [Line Items]
Goodwill	$ 191,371		$ 191,307		$ 145,932		$ 141,943
Additions	64	[1]	45,375	[2]	3,989	[2]
Impairments	0		0		0
Divestitures	0		0		0
Regional Banking [Member]
Goodwill [Line Items]
Goodwill	93,367		93,303		47,928		43,939
Additions	64		45,375		3,989
Impairments	0		0		0
Divestitures	0		0		0
Fixed Income [Member]
Goodwill [Line Items]
Goodwill	98,004		98,004		98,004		$ 98,004
Additions	0		0		0
Impairments	0		0		0
Divestitures	$ 0		$ 0		$ 0

[1]	The 2016 increase in goodwill was for tax adjustments related to the TAF acquisition.
[2]	See Note 2-Acquisitions and Divestures for further details regarding goodwill related to acquisitions